 July 23, 2013

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:       Form N-14 for the Calvert Ultra-Short Income Fund, a series of The Calvert Fund (File No. 333-189509) — Response to Oral Comments and Request for Accelerated Effectiveness

Dear Ms. Lithotomos:

This letter and Pre-Effective Amendment No. 1 serve as a response to comments received from the staff of the Securities and Exchange Commission (the “SEC”) as conveyed by you via phone on July 15, 2013, pertaining to the registration statement on Form N-14 that was filed by The Calvert Fund (the “Registrant”) on June 21, 2013, relating to the reorganization of (i) Calvert Tax-Free Reserves Money Market Portfolio (“CTFR Portfolio”), a series of Calvert Tax-Free Reserves, (ii) Calvert Money Market Portfolio (“CSIF Portfolio”), a series of Calvert Social Investment Fund, (iii) Calvert First Government Money Market Fund (“Calvert First Government Fund”), a series of First Variable Rate Fund for Government Income, and (iv) Calvert Cash Reserves Institutional Prime Fund (“CCR Prime Fund”), a series of Calvert Cash Reserves (collectively, the “Acquired Funds”), into Calvert Ultra-Short Income Fund (“Ultra-Short Fund”), a series of the Registrant.  Where noted, changes, as applicable, have been made to the prospectus/proxy statement and pro forma combining financial information and incorporated into Pre-Effective Amendment No. 1.  In addition, the Registrant has replaced “may” with “will” as it relates to increased risk and portfolio duration of Ultra-Short Fund.  Furthermore, the filing includes (w) the shareholder data as of the July 22, 2013 record date, (x) the executed consents of the Registrant’s registered independent public accounting firm, (y) an executed opinion and consent of counsel on tax matters, and (z) an executed opinion and consent of counsel as to legality of shares.  Capitalized terms used herein have the meaning assigned thereto in Pre-Effective Amendment No. 1 to the registration statement.

Pursuant to Rule 461 under the Securities Act, the Registrant and Calvert Distributors, Inc., the Registrant’s principal underwriter, hereby request the acceleration of the effective date of the registration statement so that it will be effective on July 24, 2013, or as soon thereafter as practicable.

Set forth below is each comment and the Registrant’s response thereto.

EDGAR Operations Branch

July 23, 2013

1.       Comment:         Class O shareholders of Calvert First Government Fund will experience an increase in 12b-1 fees as a result of the Reorganization, so the shareholders should have a separate vote on this matter, as required under Rule 18f-3 and Rule 12b-1.  In addition, please add more prominent disclosure about 12b-1 fees and their impact.

Response:       Additional information about 12b-1 fees has been added, as well as a separate request for approval of the increase in 12b-1 fees from Class O shareholders of Calvert First Government Fund.

2.       Comment:         In the capitalization table on page 38, the footnote states that the table reflects $100,000 of estimated reorganization expenses, but the table does not appear to reflect these costs in the Adjustments column.

Response:       The footnote has been revised to reflect that the adjustments do not include the reorganization costs because the Advisor is voluntarily reimbursing expenses of the Acquired Funds and has contractually agreed to limit direct net annual fund operating expenses for Ultra-Short Fund, and therefore the costs are effectively borne by the Advisor.

3.       Comment:         In the section entitled “Information About The Reorganization” in the Prospectus/Proxy Statement and the section entitled “Pro forma Financial Information” in the Reorganization SAI, please add information about the securities that will be sold and any costs involved with such sales.

Response:       Requested information has been added.

4.       Comment:         The form of legal opinion filed with the registration statement should include the name of the firm and the firm’s letterhead.

Response:       The Registrant has included executed legal opinions and auditor consents as exhibits to the amended filing.

5.       Comment:         Please add clear disclosure that the surviving fund will not be a money market fund.

Response:       Additional disclosure has been added.

EDGAR Operations Branch

July 23, 2013

6.       Comment:         In the second paragraph on page 3 in the introduction, please state that Ultra-Short Fund “will likely” have a longer average portfolio duration than the Acquired Funds, instead of that it “may” have a longer duration.

Response:       Requested disclosure has been added.

7.       Comment:         Please specify that below-investment grade, high-yield debt securities are “junk bonds” where they are mentioned the first time.

Response:       Requested disclosure has been added.

8.       Comment:         Please specify that the Boards of Trustees found the mergers to be in the best interest of the Acquired Funds, as well as the Ultra-Short Fund.

Response:       The requested information is already included in the section entitled “Information About The Reorganization” in the Prospectus/Proxy Statement.  With respect to the Acquired Funds, it appears in the first and seventh paragraphs, and with respect to Ultra-Short Fund, it appears in the eighth paragraph.

9.       Comment:         In the second paragraph after the risk table on page 17, please add information about the securities of the Acquired Funds being acquired and sold, and how it will affect Ultra-Short Fund.

Response:       The requested information has been added.

10.      Comment:        On page 30 in the response to the first question of the “Risks” section, please change the second sentence to state that Ultra-Short Fund “will” incur additional risks.  Please also add more information about the change in credit quality and duration of the securities held by Ultra-Short Fund.

Response:       Requested disclosure has been added.

11.      Comment:         Please explain to the staff the effect if some of the Acquired Funds do not approve the Reorganization.

Response:       As described in the registration statement, each Reorganization is an independent transaction that will be consummated even if the shareholders of another Acquired Fund do not approve the corresponding Reorganization.  If any Acquired Funds’ shareholders do not approve the corresponding Reorganization, the Trustees will consider other possible courses of action in the best interests of the Acquired Funds and their shareholders.

EDGAR Operations Branch

July 23, 2013

12.      Comment:         In the fourth paragraph of the section “Agreements and Plans of Reorganization”, specify whether the Acquired Funds will use net asset value of $1 or the shadow net asset value when calculating the number of Ultra-Short Fund shares to be received.

Response:       The requested disclosure has been added.

13.      Comment:         Please discuss whether the change in credit quality of the securities held by the Acquired funds and Ultra-Short Fund was considered by the Trustees when approving the Reorganizations.

Response:       The requested disclosure has been added.

*          *          *

In connection with this filing, the Registrant acknowledges that: (1) it is responsible for the adequacy and accuracy of the disclosure in its filing of the above-referenced registration statement; (2) staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the SEC from taking any action with respect to the filing; and (3) the Registrant may not assert staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

            Please feel free to contact me at 301-657-7044 with any questions about this filing.

            Very truly yours,

            /s/ Andrew K. Niebler

            Andrew Niebler

            Associate General Counsel, Calvert Investments, Inc.
            Assistant Vice President, The Calvert Fund
            Assistant Vice President, Calvert Investment Distributors, Inc.